Other Liabilities, Provisions and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contingent liabilities [line items]
Aggregate amount claimed against company	$ 64,558
Tax contingencies amount	51,014
Rental expense	1,420	$ 1,232	$ 1,044
Commitments for the Purchase of property, plant and equipment	933
Brazil [member]
Disclosure of contingent liabilities [line items]
Litigation amount	9,433	$ 8,093	$ 3,569
Value added tax [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	12,346
Value added tax [member] | State of Sao Paulo [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	664
Tax credits [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	33,217
Federal taxes [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	$ 4,787